CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Net (loss) income	$ 3,707,392	22,753,758	(47,678,598)	(407,992,772)
Other comprehensive income, net of tax:
Cumulative translation adjustments	(556,827)	(3,417,467)	(3,899,857)	(36,155,598)
Unrealized loss on available-for-sale	(298,308)	(1,830,837)	(810,425)	(12,523,254)
Reclassification adjustment upon impairment	940,017	5,769,262	0	0
Disposal of subsidiaries	0	0	0	18,301,552
Total	3,792,276	23,274,716	(52,388,880)	(438,370,072)
Comprehensive income attributable to the non- controlling interests	(934,944)	(5,738,124)	(5,879,287)	(3,344,272)
Total comprehensive (loss) income attributable to Noah Education Holding Ltd.	$ 2,857,332	17,536,592	(58,268,167)	(441,714,344)